ENVIRONMENTAL MATTERS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Emvironmental Matters [Line Items]
Environmental disbursements	$ 44,908	$ 50,742
Commitments for disbursements in project	$ 16,726	$ 21,054
Environmental disbursement one [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 6,898	$ 19,802
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 2,029	$ 14,049
Estimated completion date of project	2023	2022
Environmental disbursement two [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 1,540	$ 248
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 10,677	$ 14
Estimated completion date of project	2023	2022
Environmental disbursement three [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 167	$ 410
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 687	$ 5,244
Estimated completion date of project	2023	2022
Environmental disbursement four [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Environmental improvement studies
Disclosure of status of project	In process	In process
Environmental disbursements	$ 68	$ 11,860
Description of nature of disbursement	Assets	Expenses
Detailed description of nature of disbursement	Property, plant and equipment	Operating costs
Commitments for disbursements in project	$ 632	$ 0
Estimated completion date of project	2023	2022
Environmental disbursement five [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 12,506	$ 10,367
Description of nature of disbursement	Expense	Expenses
Detailed description of nature of disbursement	Operating cost	Operating costs
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2023	2022
Environmental disbursement six [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Expansion of solid industrial waste dumpsite for management of these in the future
Disclosure of status of project	In process	In process
Environmental disbursements	$ 13,556	$ 1,856
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 590
Estimated completion date of project	2023	2022
Environmental disbursement seven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	In process
Environmental disbursements	$ 119	$ 921
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 169	$ 581
Estimated completion date of project	2023	2022
Environmental disbursement eight [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Expansion of solid industrial waste dumpsite for management of these in the future	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 427	$ 585
Description of nature of disbursement	Assets	Expenses
Detailed description of nature of disbursement	Property, plant and equipment	Operating costs
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2022	2022
Environmental disbursement nine [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 724	$ 423
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 66
Estimated completion date of project	2022	2022
Environmental disbursement ten [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 4,102	$ 618
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 8	$ 6
Estimated completion date of project	2023	2022
Environmental disbursement eleven [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	Finished	In process
Environmental disbursements	$ 366	$ 1,280
Description of nature of disbursement	Assets	Expenses
Detailed description of nature of disbursement	Property, plant and equipment	Administration expenses
Commitments for disbursements in project	$ 0	$ 504
Estimated completion date of project	2022	2022
Environmental disbursement twelve [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Environmental improvement studies	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 1,648	$ 948
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 124	$ 0
Estimated completion date of project	2023
Environmental disbursement thirteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Environmental improvement studies
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 47	$ 222
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 295	$ 0
Estimated completion date of project	2023
Environmental disbursement fourteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	Finished	Finished
Environmental disbursements	$ 687	$ 205
Description of nature of disbursement	Expense	Assets
Detailed description of nature of disbursement	Operating cost	Property, plant and equipment
Commitments for disbursements in project	$ 0	$ 0
Estimated completion date of project	2022
Environmental disbursement fifteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of gas emissions from industrial process	Investment projects for the control and management of gas emissions from industrial process
Disclosure of status of project	In process	Finished
Environmental disbursements	$ 684	$ 997
Description of nature of disbursement	Assets	Assets
Detailed description of nature of disbursement	Property, plant and equipment	Property, plant and equipment
Commitments for disbursements in project	$ 1,651	$ 0
Estimated completion date of project	2023
Environmental disbursement sixteen [Member]
Disclosure Of Emvironmental Matters [Line Items]
Description of name of project	Investment projects for the control and management of hazardous liquids and water energy optimization of industrial plants
Disclosure of status of project	In process
Environmental disbursements	$ 1,369
Description of nature of disbursement	Assets
Detailed description of nature of disbursement	Property, plant and equipment
Commitments for disbursements in project	$ 454
Estimated completion date of project	2023